Investment Strategy - Equity and Options Total Return ETF	Jul. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	To implement its investment objective, the Fund uses a multi-pronged approach to total return, sourced from dividends, options premium and capital appreciation. The Fund seeks to achieve this objective by (1) creating an actively managed portfolio of equity securities and (2) by selling call options with exposure to the S&P 500 Index (the Index), primarily through options on exchange-traded funds that replicate the Index (S&P 500 ETFs). The Fund is designed to provide investors with total return while exposing investors to less risk through lower volatility than the broad U.S. large cap market. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities and call options on S&P 500 ETFs or on the Index. “Assets” means net assets, plus the amount of borrowings for investment purposes. In determining its Assets, the Fund will value the options using adjusted notional amounts that reflect the Fund’s investment exposure. The Fund invests primarily in large, well-established companies, which are companies with market capitalizations similar to those within the universe of the Index at the time of purchase. As of June 30, 2025, the market capitalizations of the companies in the Index ranged from $3.8 billion to $3.9 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The Fund seeks a lower volatility level than the broader U.S. large cap market. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the overall market over a full market cycle (typically, a three to five year time horizon). In order to reduce volatility and provide a diversified source of total return, the Fund will write call options based on the Index or on S&P 500 ETFs. Such options will be at a strike price that is out-of-the-money. The premiums generated from the written call options are an important source of the Fund’s diversified return stream and will not generally be paid as income. Selling call options may also reduce volatility. The written call options are reset periodically to seek to better capitalize on current market conditions and opportunities; these resets assist the Fund in seeking to provide relatively stable returns. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period. In addition to the use of the options overlay strategy, the Fund may use futures contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions if it is unable to purchase or write the necessary options for the options overlay strategy. The Fund invests in a non-diversified portfolio of securities. The Fund will not invest more than 25% of the value of its total assets in the securities of companies conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark, the Standard & Poor’s 500 Total Return Index, at the time of investment, the Fund may invest up to 35% of its total assets in that industry. Many of the equity securities in the Fund’s portfolio will be technology companies or companies that rely heavily on technological advances. Investment Process – Long Portfolio: In managing the equity portion of the Fund, the adviser employs a fundamental data science enabled investment approach that combines research, data insights, and risk management. The adviser defines data science as the discipline of extracting useful insights from collections of information, and the adviser utilizes the insights as a part of its investment process. The adviser utilizes proprietary techniques to process, analyze, and combine a wide variety of information, including the adviser’s multi-decade history of proprietary fundamental research, company financial statements, and a variety of other data sources that the adviser finds relevant to conducting fundamental analysis. The adviser combines insights derived from these sources to forecast the financial prospects of each security, also known as fundamental analysis. Alongside its own insights, the Fund’s portfolio management team uses the forecasts developed through data science techniques to help to identify securities that are priced favorably relative to their associated levels of risk. The Fund’s portfolio management team then constructs a portfolio that seeks to maximize expected future financial performance while controlling for key risks to the underlying companies’ businesses identified by the adviser’s analysis. The adviser assesses key risks by analyzing potential events or conditions that may have a negative impact on the adviser’s valuation of a particular security. Such key risks may include, but are not limited to, sensitivity to changes in macroeconomic conditions, competitive risks from existing companies or new entrants, and operational risks related to the companies’ business models. The adviser regularly evaluates the efficacy of the sources of information included within the investment process, and seeks to identify new data sources that will be additive to the adviser’s forecasts and portfolio construction, assessing the validity of its models and assumptions as new information becomes available and market conditions change. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued relative to its associated levels of risk. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. Investment Process — Options Overlay Strategy: The Fund’s options overlay strategy is actively managed and is designed to use options to provide investors with a multi-pronged approach to total return. Specifically, the options overlay strategy is intended to provide the Fund with consistent options premium as a diversified source of total return, as well as dampen the overall volatility profile of the Fund. To implement the strategy, the adviser utilizes exchange-traded equity options that typically have a reference asset of an S&P 500 ETF, but may also be based on Index options. In particular, premiums generated from the sale of out-of-the-money call options will accumulate within the Fund, contributing to the diversified source of total return for investors. The strategy will own multiple positions that expire at various dates, and a portion of the options overlay strategy may be reset as the applicable options approach expiration.